Statement of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Formation and Operating costs	$ 11,579	$ 302,299	$ 309,298	$ 544,103	$ 1,294,712
Loss from operation	(11,579)	(302,299)	(309,298)	(544,103)	(1,294,712)
Other Income
Interest earned on marketable securities hold in the trust account		526,855	1,349	696,180	1,348,596
Net Income (Loss)	$ (11,579)	$ 224,556	$ (307,949)	$ 152,167	$ 53,884
Weighted average shares outstanding, basic and diluted	2,053,571	3,403,075	3,000,454	3,403,075	3,403,075
Basic and diluted net income (loss) per ordinary share	$ (0.01)	$ 0.07	$ (0.10)	$ 0.04	$ 0.02